Net Income (Loss) Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share attributable to ordinary shareholders
	Year ended December 31
	2022	2021	2020
	U.S. dollars in thousands (*)
Numerator:
Net income (loss) applicable to shareholders of ordinary shares	(2,201)	(1,540)	112

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	4,643,879	2,892,347	2,888,768
Net loss per share of ordinary share, basic and diluted	(0.47)	(0.53)	0.04

Schedule of diluted weighted average shares outstanding
	Year ended December 31
	2022	2021	2020
	U.S. dollars in thousands (*)

IPO Warrants and Additional Warrants (Note 12h)	6,541,998	-	-
Underwriter warrants	611,785	-	-
Other warrants	78,661	-	-
	7,232,444	-	-